Note Receivable (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2011
Payment received from promissory note	$ 103,000	$ 102,995
Carrying value of promissory note
Recognized gain on promissory note settlement	$ 103,000	$ 102,995